Columbia Variable Portfolio – Disciplined Core Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 9.2%
Interactive Media & Services 9.2%
Alphabet, Inc., Class A(a)	1,336,995	201,792,656
Meta Platforms, Inc., Class A	345,904	167,964,064
Total		369,756,720
Total Communication Services		369,756,720
Consumer Discretionary 10.8%
Automobiles 0.5%
Tesla, Inc.(a)	119,814	21,062,103
Broadline Retail 3.6%
Amazon.com, Inc.(a)	704,499	127,077,530
eBay, Inc.	331,681	17,506,123
Total		144,583,653
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.	20,055	72,757,134
Household Durables 2.2%
Lennar Corp., Class A	321,846	55,351,075
PulteGroup, Inc.	257,215	31,025,273
Total		86,376,348
Specialty Retail 1.5%
TJX Companies, Inc. (The)	595,838	60,429,890
Textiles, Apparel & Luxury Goods 1.2%
Deckers Outdoor Corp.(a)	44,400	41,791,944
Tapestry, Inc.	139,536	6,625,169
Total		48,417,113
Total Consumer Discretionary		433,626,241
Consumer Staples 5.7%
Beverages 0.2%
Molson Coors Beverage Co., Class B	127,556	8,578,141
Consumer Staples Distribution & Retail 1.1%
Target Corp.	150,221	26,620,663
Walmart, Inc.	308,553	18,565,634
Total		45,186,297
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.8%
Bunge Global SA	150,600	15,439,512
General Mills, Inc.	213,635	14,948,041
Total		30,387,553
Household Products 1.9%
Colgate-Palmolive Co.	754,139	67,910,217
Procter & Gamble Co. (The)	61,986	10,057,229
Total		77,967,446
Tobacco 1.7%
Altria Group, Inc.	1,552,690	67,728,338
Total Consumer Staples		229,847,775
Energy 4.0%
Oil, Gas & Consumable Fuels 4.0%
Exxon Mobil Corp.	279,468	32,485,360
Marathon Petroleum Corp.	342,011	68,915,217
Valero Energy Corp.	352,264	60,127,942
Total		161,528,519
Total Energy		161,528,519
Financials 12.7%
Banks 3.9%
Citigroup, Inc.	1,402,243	88,677,847
Wells Fargo & Co.	1,142,902	66,242,600
Total		154,920,447
Capital Markets 2.9%
BlackRock, Inc.	22,257	18,555,661
Cboe Global Markets, Inc.	28,681	5,269,560
CME Group, Inc.	216,040	46,511,251
State Street Corp.	604,477	46,738,162
Total		117,074,634
Consumer Finance 0.8%
Synchrony Financial	742,045	31,996,981
Financial Services 2.4%
Fiserv, Inc.(a)	495,902	79,255,058
Visa, Inc., Class A	64,380	17,967,170
Total		97,222,228

Columbia Variable Portfolio – Disciplined Core Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.7%
Marsh & McLennan Companies, Inc.	349,090	71,905,558
MetLife, Inc.	293,831	21,775,816
Prudential Financial, Inc.	135,313	15,885,746
Total		109,567,120
Total Financials		510,781,410
Health Care 12.4%
Biotechnology 2.5%
AbbVie, Inc.	205,269	37,379,485
Amgen, Inc.	23,827	6,774,493
BioMarin Pharmaceutical, Inc.(a)	103,038	8,999,339
Regeneron Pharmaceuticals, Inc.(a)	22,753	21,899,535
Vertex Pharmaceuticals, Inc.(a)	56,445	23,594,574
Total		98,647,426
Health Care Equipment & Supplies 3.8%
Align Technology, Inc.(a)	18,052	5,919,612
Baxter International, Inc.	1,564,010	66,845,787
Hologic, Inc.(a)	725,081	56,527,315
Medtronic PLC	269,588	23,494,594
Total		152,787,308
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	590,111	66,033,421
Cigna Group (The)	17,189	6,242,873
Humana, Inc.	45,520	15,782,694
Molina Healthcare, Inc.(a)	43,599	17,911,777
Total		105,970,765
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	1,423,532	77,198,140
Johnson & Johnson	130,700	20,675,433
Viatris, Inc.	3,599,056	42,972,729
Total		140,846,302
Total Health Care		498,251,801
Industrials 9.2%
Aerospace & Defense 0.6%
Lockheed Martin Corp.	51,321	23,344,383
Air Freight & Logistics 1.9%
FedEx Corp.	267,519	77,510,955
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.3%
Builders FirstSource, Inc.(a)	156,539	32,646,208
Masco Corp.	263,351	20,773,127
Total		53,419,335
Ground Transportation 0.2%
CSX Corp.	170,958	6,337,413
Machinery 3.6%
Caterpillar, Inc.	197,269	72,285,280
Parker-Hannifin Corp.	126,272	70,180,715
Total		142,465,995
Professional Services 1.6%
Automatic Data Processing, Inc.	262,317	65,511,048
Total Industrials		368,589,129
Information Technology 29.1%
Communications Equipment 2.0%
Arista Networks, Inc.(a)	20,600	5,973,588
Cisco Systems, Inc.	1,504,539	75,091,542
Total		81,065,130
Semiconductors & Semiconductor Equipment 10.0%
Applied Materials, Inc.	287,162	59,221,420
NVIDIA Corp.	282,236	255,017,160
QUALCOMM, Inc.	527,804	89,357,217
Total		403,595,797
Software 11.3%
Adobe, Inc.(a)	144,344	72,835,982
Autodesk, Inc.(a)	67,794	17,654,914
Fortinet, Inc.(a)	750,371	51,257,843
Microsoft Corp.	646,914	272,169,658
Palo Alto Networks, Inc.(a)	108,600	30,856,518
ServiceNow, Inc.(a)	13,453	10,256,567
Total		455,031,482
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.(b)	1,363,076	233,740,272
Total Information Technology		1,173,432,681
Columbia Variable Portfolio – Disciplined Core Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.6%
Chemicals 1.2%
CF Industries Holdings, Inc.	302,787	25,194,906
Mosaic Co. (The)	698,178	22,662,858
Total		47,857,764
Metals & Mining 1.4%
Nucor Corp.	96,281	19,054,010
Steel Dynamics, Inc.	251,819	37,327,130
Total		56,381,140
Total Materials		104,238,904
Real Estate 1.8%
Hotel & Resort REITs 0.4%
Host Hotels & Resorts, Inc.	826,821	17,098,658
Specialized REITs 1.4%
SBA Communications Corp.	254,103	55,064,120
Total Real Estate		72,162,778
Utilities 1.8%
Electric Utilities 1.8%
Edison International	211,448	14,955,717
PG&E Corp.	3,099,729	51,951,458
Pinnacle West Capital Corp.	80,677	6,028,992
Total		72,936,167
Total Utilities		72,936,167
Total Common Stocks (Cost $2,942,383,015)		3,995,152,125

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(c),(d)	31,956,815	31,950,424
Total Money Market Funds (Cost $31,950,424)		31,950,424
Total Investments in Securities (Cost: $2,974,333,439)		4,027,102,549
Other Assets & Liabilities, Net		(2,490,259)
Net Assets		4,024,612,290
At March 31, 2024, securities and/or cash totaling $6,344,760 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	146	06/2024	USD	38,752,050	607,071	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2024.

Columbia Variable Portfolio – Disciplined Core Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	59,146,914	126,996,209	(154,189,583)	(3,116)	31,950,424	(225)	607,859	31,956,815
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Disciplined Core Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7004_12_C01_(05/24)